Liquidity (Details) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Liquidity [Line Items]
Net income loss	[1]	$ 7,478,936	$ (8,048,822)	$ 3,924,148
Cash provided by operating activities		1,911,955	(25,738,414)	$ (7,005,764)	[2]
Total cash increased		2,500,000
Working capital		$ 28,800,000
Maximum [Member]
Liquidity [Line Items]
Net income loss			15,500,000
Total cash increased			1,800,000
Working capital			8,600,000
Minimum [Member]
Liquidity [Line Items]
Total cash increased			700,000
Working capital			$ 20,200,000

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[2]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.